INVENTORIES - (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
INVENTORIES
Total current inventories	$ 50	Rp 717	Rp 631
Gross or Cost
INVENTORIES
Components		429	447
SIM cards and blank prepaid vouchers		137	168
Others		218	69
Total current inventories		784	684
Provision for impairment
INVENTORIES
Components		(38)	(24)
SIM cards and blank prepaid vouchers		(28)	(29)
Others		(1)	0
Total current inventories		Rp (67)	Rp (53)	Rp (47)